Business Combinations - Additional Information (Detail) ¥ in Millions, £ in Millions	2 Months Ended		12 Months Ended
	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)	Feb. 21, 2019 JPY (¥)	Mar. 23, 2018 JPY (¥)	Jan. 31, 2018 GBP (£)
Disclosure of detailed information about business combination [line items]
Cash consideration		¥ 23,252		¥ 23,252
Noncontrolling interest on acquisition date		5,598		5,598
Northgate Public Services Limited [member]
Disclosure of detailed information about business combination [line items]
Percent acquired						100.00%	90.00%
Acquisition-related costs				1,006
Obligated to pay a minimum consideration | £							£ 25
Unpaid acquisition cost		4,311		4,311
Revenue since acquisition date		2,734
Net profit loss since acquisition date		¥ 810
Revenue as if combination occurred at beginning of period				2,863,042
Net profit loss as if combination occurred at beginning of period				¥ 56,696
Cash consideration						¥ 12,721
Noncontrolling interest on acquisition date						5,714
Difference on cash consideration and non controlling interest						¥ 7,007
KMD [member]
Disclosure of detailed information about business combination [line items]
Percent acquired					100.00%
Acquisition-related costs			¥ 1,128
Revenue since acquisition date	¥ 6,617
Net profit loss since acquisition date	¥ 120
Revenue as if combination occurred at beginning of period			2,995,268
Net profit loss as if combination occurred at beginning of period			¥ 39,909
Cash consideration					¥ 48,377
Gross contractual amounts due on acquisition date					9,655
Gross contractual amounts uncollectable at the date of acquisition					¥ 51